Related Party Transactions - Key Management Personnel Compensation (Details) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Key Management personnel compensation [Abstract]
Short-term employee benefits	$ 3,273	$ 2,336	$ 2,468
Post-employment benefits	139	84	89
Termination benefits	0	1,319	0
Share based payments	1,878	0	2,221
Total key management personnel compensation	$ 5,290	$ 3,739	$ 4,778